LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–36.56%
INVESTMENT COMPANIES–36.56%
Equity Funds–16.10%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	6,674,952	$100,144,303
LVIP SSGA S&P 500 Index Fund	170,510	4,358,739
LVIP SSGA Small-Cap Index Fund	402,691	16,288,468
LVIP SSGA Small-Mid Cap 200 Fund	981,510	16,376,497
		137,168,007
Fixed Income Fund–7.91%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	5,790,112	67,408,486
		67,408,486
International Equity Funds–12.55%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	8,522,991	72,649,976
LVIP SSGA Emerging Markets 100 Fund	3,245,745	29,993,929
LVIP SSGA International Index Fund	396,988	4,250,149
		106,894,054
Total Affiliated Investments (Cost $242,155,837)		311,470,547
UNAFFILIATED INVESTMENTS–63.38%
INVESTMENT COMPANIES–63.38%
Equity Funds–21.00%
Energy Select Sector SPDR® Fund	310,462	15,231,266
Financial Select Sector SPDR® Fund	482,425	16,426,571
SPDR® S&P 500 ETF Trust	193,426	76,660,527
SPDR® Portfolio S&P 600 Small Cap ETF	1,258,947	53,215,690
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Technology Select Sector SPDR® Fund	130,921	$ 17,387,618
		178,921,672
Fixed Income Funds–23.74%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	693,820	11,957,987
SPDR® Bloomberg Barclays High Yield Bond ETF	76,270	8,298,176
SPDR® Portfolio Aggregate Bond ETF	2,498,860	74,091,199
SPDR® Portfolio Intermediate Term Corporate Bond ETF	339,551	12,308,724
SPDR® Portfolio Long Term Corporate Bond ETF	416,353	12,561,370
SPDR® Portfolio TIPS ETF	2,718,761	83,058,148
		202,275,604
International Equity Funds–14.76%
SPDR® Portfolio Developed World ex-US ETF	1,548,223	54,745,165
SPDR® Portfolio Emerging Markets ETF	859,068	37,609,997
Vanguard FTSE Pacific ETF	409,699	33,456,020
		125,811,182
Money Market Fund–3.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	33,031,215	33,031,215
		33,031,215
Total Unaffiliated Investments (Cost $468,278,297)		540,039,673

TOTAL INVESTMENTS–99.94% (Cost $710,434,134)	851,510,220
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	530,054
NET ASSETS APPLICABLE TO 65,302,380 SHARES OUTSTANDING–100.00%	$852,040,274

✧✧ Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
14	British Pound	$1,205,837	$1,218,299	6/14/21	$—	$(12,462)
13	Euro	1,908,075	1,940,691	6/14/21	—	(32,616)
12	Japanese Yen	1,355,325	1,384,202	6/14/21	—	(28,877)
					—	(73,955)
Equity Contracts:
32	E-mini MSCI Emerging Markets Index	2,116,000	2,130,470	6/18/21	—	(14,470)
23	E-mini Russell 2000 Index	2,555,875	2,620,641	6/18/21	—	(64,766)
43	E-mini S&P 500 Index	8,529,910	8,357,145	6/18/21	172,765	—
43	Euro STOXX 50 Index	1,949,473	1,901,591	6/18/21	47,882	—
13	FTSE 100 Index	1,197,086	1,202,606	6/18/21	—	(5,520)
5	Nikkei 225 Index (OSE)	1,317,679	1,297,017	6/10/21	20,662	—
					241,309	(84,756)
Total Futures Contracts					$241,309	$(158,711)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$311,470,547	$—	$—	$311,470,547
Unaffiliated Investment Companies	540,039,673	—	—	540,039,673
Total Investments	$851,510,220	$—	$—	$851,510,220
Derivatives:
Assets:
Futures Contracts	$241,309	$—	$—	$241,309
Liabilities:
Futures Contracts	$(158,711)	$—	$—	$(158,711)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Number of Shares 03/31/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-36.56%@
Equity Funds-16.10%@
✧✧LVIP SSGA Large Cap 100 Fund	$97,787,828	$—	$12,759,639	$1,321,872	$13,794,242	$100,144,303	6,674,952	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	4,107,067	—	—	—	251,672	4,358,739	170,510	—	—
✧✧LVIP SSGA Small-Cap Index Fund	16,158,271	—	1,930,000	611,454	1,448,743	16,288,468	402,691	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	16,359,656	—	4,070,000	1,020,186	3,066,655	16,376,497	981,510	—	—
Fixed Income Fund-7.91%@
✧✧LVIP SSGA Bond Index Fund	66,608,507	3,170,000	—	—	(2,370,021)	67,408,486	5,790,112	—	—
International Equity Funds-12.55%@
✧✧LVIP SSGA Developed International 150 Fund	73,794,801	—	9,650,000	621,115	7,884,060	72,649,976	8,522,991	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	21,016,914	6,980,000	—	—	1,997,015	29,993,929	3,245,745	—	—
✧✧LVIP SSGA International Index Fund	20,686,934	—	17,050,000	1,975,458	(1,362,243)	4,250,149	396,988	—	—
Total	$316,519,978	$10,150,000	$45,459,639	$5,550,085	$24,710,123	$311,470,547		$—	$—

@ As a percentage of Net Assets as of March 31, 2021.
✧✧ Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4